Vessels, net,Textuals 2 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Impairment losses	$ 339	$ 31,629	$ 20,654
Fair value of impaired vessels	18,130	47,393	29,074
Gain / (loss) on vessel's sale	$ 319	$ (127)	$ (16,700)
Pamina and Pucon Container Vessels [Member]
Sale price					$ 29,340
Number of memoranda of agreement					2
Domingo and Rotterdam Container Vessels [Member]
Sale price				$ 24,100
Rotterdam Container Vessel [Member]
Vessel delivery date	Apr. 30, 2020
Impairment for assets held for sale	$ 339
Domingo Container Vessel [Member]
Vessel delivery date	Aug. 31, 2020
Pucon Vessel [Member]
Vessel delivery date		Nov. 30, 2019
Impairment for assets held for sale		$ 17,434
Pamina Vessel [Member]
Vessel delivery date		Oct. 30, 2019
Deferred Charges Net [Member]
Impairment losses		$ 598
Pamina and Rotterdam Vessels [Member]
Impairment for assets held for use		$ 14,195